CONSOLIDATED CONDENSED BALANCE SHEETS (Unaudited) (Q1) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 23,866	$ 31,397	$ 3,008
Accounts receivable, net of allowances of $3,526 and $3,121, respectively	46,496	42,085	30,137
Prepaid and other current assets	2,799	2,943	2,217
Income tax receivable	474	474	0
Total current assets	73,635	76,899	35,362
Property and equipment, net	16,528	15,016	8,728
Goodwill	49,757	44,904	41,826
Intangible assets, net	61,029	46,447	57,935
Deferred tax assets	18,826	18,948	0
Other assets	206	206	254
Total assets	219,981	202,420	144,105
Current liabilities:
Accounts payable	37,529	37,191	24,160
Accrued expenses and other current liabilities	7,178	9,886	10,839
Current portion of long-term debt	7,141	7,967	4,150
Accrued Income Taxes, Current	2,546	1,413	0
Tax receivable agreement liability current	510	510	0
Contingent consideration payable	0	0	1,000
Total current liabilities	54,904	56,967	40,149
Commitments and contingencies (Note 12)
Long-term debt	192,786	193,591	201,048
Long-term Tax Receivable Agreement liability	15,760	15,760	0
Deferred tax liability	5,886	7,024	8,675
Private Placement Warrant liabilities	22,390	22,080	0
Contingent consideration payable - noncurrent	5,307	0
Other non-current liabilities	2,484	2,683	491
Total liabilities	299,517	298,105	250,363
Preferred stock, $0.0001 par value, 100,000 shares authorized; none issued and outstanding at March 31, 2021	0	0	0
Additional paid-in capital	(37,261)	(48,027)	0
Retained earnings	(3,265)	(3,146)	0
Total stockholders' deficit	(40,520)	(51,167)	0
Non-controlling interest	(39,016)	(44,518)	0
Total deficit	(79,536)	(95,685)	(106,258)
Total liabilities and deficit	$ 219,981	$ 202,420	144,105
Common stock par value (usd per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	600,000,000	600,000,000
Class A Common Stock
Current liabilities:
Common stock	$ 3	$ 3	$ 0
Common stock par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	500,000,000	500,000,000	500,000,000
Class B Common Stock
Current liabilities:
Common stock	$ 3	$ 3	$ 0
Common stock par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	60,000,000	60,000,000	60,000,000
Class C common stock
Current liabilities:
Common stock	$ 0	$ 0	$ 0
Common stock par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	40,000,000	40,000,000	40,000,000